Material accounting policies (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
US Dollars ("US$")
Exchange rates
Closing rate	6.1923	4.8413	5.2177
Annual average rate	5.392	4.996	5.1643
Pound sterling (“£” or “GBP”)
Exchange rates
Closing rate	7.762	6.1586	6.2785
Annual average rate	6.897	6.2124	6.384
Euro (“€” or “EUR”)
Exchange rates
Closing rate	6.4363	5.3516	5.5694
Annual average rate	5.834	5.4031	5.4391
Australian Dollar (“AU$” or “AUD”)
Exchange rates
Closing rate	3.8392	3.2882	3.5459
Annual average rate	3.5583	3.3227	3.5858